CONSOLIDATED STATEMENTS OF INCOME/(LOSS) AND COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues:
Accommodation reservation	$ 1,462,793,652	¥ 9,517,374,339	¥ 7,308,958,863	¥ 4,616,649,394
Transportation ticketing	1,878,337,918	12,221,029,997	8,826,516,571	4,453,885,749
Packaged-tour	456,539,574	2,970,383,429	2,310,198,894	1,667,945,350
Corporate travel	115,767,626	753,218,904	608,122,125	473,245,440
Others	232,847,977	1,514,978,795	734,290,185	285,220,475
Total revenues	4,146,286,747	26,976,985,464	19,788,086,638	11,496,946,408
Less: Sales tax and surcharges	(30,332,823)	(197,354,446)	(559,646,824)	(599,378,347)
Net revenues	4,115,953,924	26,779,631,018	19,228,439,814	10,897,568,061
Cost of revenues	(719,027,574)	(4,678,209,103)	(4,729,750,192)	(3,043,439,819)
Gross profit	3,396,926,350	22,101,421,915	14,498,689,622	7,854,128,242
Operating expenses:
Product development	(1,269,420,793)	(8,259,232,508)	(7,687,421,506)	(3,296,692,936)
Sales and marketing	(1,274,793,121)	(8,294,186,482)	(5,860,927,432)	(3,087,989,953)
General and administrative	(402,968,259)	(2,621,832,381)	(2,518,819,170)	(1,088,402,408)
Total operating expenses	(2,947,182,173)	(19,175,251,371)	(16,067,168,108)	(7,473,085,297)
Income/(loss) from operations	449,744,177	2,926,170,544	(1,568,478,486)	381,042,945
Interest income	151,792,880	987,610,015	567,144,610	445,767,036
Interest expense	(197,698,232)	(1,286,284,010)	(731,922,838)	(302,425,829)
Other income /(expense)	135,099,540	878,998,137	(26,848,287)	2,480,979,830
Income/(loss) before income tax expense, equity in income of affiliates and non-controlling interests	538,938,365	3,506,494,686	(1,760,105,001)	3,005,363,982
Income tax expense	(196,812,834)	(1,280,523,340)	(478,009,033)	(470,188,423)
Equity in income / (loss) of affiliates	(10,008,156)	(65,116,066)	601,883,179	(135,780,312)
Net income/(loss)	332,117,375	2,160,855,280	(1,636,230,855)	2,399,395,247
Net loss/(income) attributable to non-controlling interests	(2,896,230)	(18,843,743)	205,527,660	108,260,637
Net income/(loss) attributable to Ctrip.com International, Ltd.	329,221,145	2,142,011,537	(1,430,703,195)	2,507,655,884
Net income/(loss)	332,117,375	2,160,855,280	(1,636,230,855)	2,399,395,247
Other comprehensive income:
Foreign currency translation	111,173,828	723,330,274	(323,581,599)	(489,917,917)
Unrealized securities holding gains, net of tax	720,154,951	4,685,544,158	914,529,809	606,415,822
Reclassification adjustment for net gain recognized on disposal of available-for-sale investments	(6,140,402)	(39,951,298)	(140,651,759)
Total comprehensive income/(loss)	1,157,305,752	7,529,778,414	(1,185,934,404)	2,515,893,152
Comprehensive loss/ (income) attributable to non-controlling interests	(2,896,230)	(18,843,743)	205,527,660	108,260,637
Comprehensive income/(loss) attributable to Ctrip.com International, Ltd.	$ 1,154,409,522	¥ 7,510,934,671	¥ (980,406,744)	¥ 2,624,153,789
Weighted average ordinary shares outstanding
- Basic shares (in shares)	66,300,808	66,300,808	59,166,582	37,797,698
- Diluted shares (in shares)	71,775,893	71,775,893	59,166,582	47,375,248
Product development
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 155,656,289	¥ 1,012,746,515	¥ 2,079,514,506	¥ 291,642,931
Sales and marketing
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	28,554,724	185,785,599	392,641,663	65,574,256
General and administrative
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 97,640,747	¥ 635,279,991	¥ 1,087,562,537	¥ 285,379,287
Ordinary shares
Earnings/(loss) per ordinary share/ADS
- Basic (in RMB or dollars per share) | (per share)	$ 4.97	¥ 32.31	¥ (24.18)	¥ 66.34
- Diluted (in RMB or dollars per share) | (per share)	4.70	30.57	(24.18)	56.85
ADS
Earnings/(loss) per ordinary share/ADS
- Basic (in RMB or dollars per share) | (per share)	0.62	4.04	(3.02)	8.29
- Diluted (in RMB or dollars per share) | (per share)	$ 0.59	¥ 3.82	¥ (3.02)	¥ 7.11